UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22045

Wisconsin Capital Funds, Inc.
(Exact name of registrant as specified in charter)

1221 John Q. Hammons Drive

Madison, WI 53717
(Address of principal executive offices) (Zip code)

Thomas G. Plumb

1221 John Q. Hammons Drive

Madison, WI 53717
(Name and address of agent for service)

608-824-8800

Registrant's telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period: June 30, 2014

Item 1. Schedule of Investments.

Wisconsin Capital Funds, Inc.
Plumb Balanced Fund
Schedule of Investments
June 30, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS - 64.41%

Administrative and Support Services - 1.39%
Priceline Group, Inc. (a)	400	$481,200

Air Transportation - 0.67%
Delta Air Lines, Inc.	6,000	232,320

Amusement, Gambling, and Recreation Industries - 1.19%
Las Vegas Sands Corporation	5,400	411,588

Beverage and Tobacco Product Manufacturing - 5.50%
Constellation Brands, Inc. - Class A (a)	11,000	969,430
Diageo PLC - ADR	4,500	572,715
Pepsico, Inc.	4,000	357,360
		1,899,505

Broadcasting (except Internet) - 2.00%
Liberty Interactive Corporation (a)	7,500	220,200
The Walt Disney Company	5,500	471,570
		691,770

Chemical Manufacturing - 6.38%
Allergan, Inc.	3,000	507,660
Church & Dwight Company, Inc.	7,000	489,650
E.I. du Pont de Nemours and Company	8,000	523,520
Johnson & Johnson	6,500	680,030
		2,200,860

Computer and Electronic Product Manufacturing - 7.65%
Apple, Inc.	4,200	390,306
Medtronic, Inc.	8,400	535,584
Microchip Technology, Inc.	13,000	634,530
QUALCOMM, Inc.	9,000	712,800
Verifone Systems, Inc. (a)	10,000	367,500
		2,640,720

Wisconsin Capital Funds, Inc.
Plumb Balanced Fund
Schedule of Investments
June 30, 2014 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS (Continued)

Couriers and Messengers - 1.78%
United Parcel Service, Inc. – Class B	6,000	$615,960

Credit Intermediation and Related Activities - 7.80%
American Express Company	6,000	569,220
Citigroup, Inc.	8,000	376,800
Discover Financial Services	11,000	681,780
JPMorgan Chase & Company	7,500	432,150
Visa, Inc. - Class A	3,000	632,130
		2,692,080

Data Processing, Hosting, and Related Services - 1.75%
Fiserv, Inc. (a)	10,000	603,200

Electrical Equipment, Appliance, and
Component Manufacturing - 1.21%
Emerson Electric Company	6,300	418,068

Food Manufacturing - 1.29%
The Hain Celestial Group, Inc. (a)	5,000	443,700

Insurance Carriers and Related Activities - 2.94%
American International Group, Inc.	10,500	573,090
Berkshire Hathaway, Inc. - Class B (a)	3,500	442,960
		1,016,050

Machinery Manufacturing - 1.83%
General Electric Company	24,000	630,720

Miscellaneous Manufacturing - 3.12%
3M Company	3,500	501,340
Intuitive Surgical, Inc. (a)	1,400	576,520
		1,077,860

Other Information Services - 2.10%
Google Inc. - Class A (a)	700	409,269
Google Inc. - Class A (a)	550	316,404
		725,673

Wisconsin Capital Funds, Inc.
Plumb Balanced Fund
Schedule of Investments
June 30, 2014 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS (Continued)

Pipeline Transportation - 4.07%
Enbridge, Inc. (b)	15,500	$735,785
TransCanada Corporation (b)	14,000	668,080
		1,403,865

Professional, Scientific, and Technical Services - 2.38%
Cerner Corporation (a)	5,000	257,900
Exact Sciences Corporation (a)	33,000	561,990
		819,890

Rail Transporation - 1.87%
Kansas City Southern	6,000	645,060

Rental and Leasing Services - 1.12%
Ryder System, Inc.	4,400	387,596

Securities, Commodity Contracts, and Other Financial
Investments and Related Activities - 0.98%
The Charles Schwab Corporation	12,500	336,625

Support Activities for Mining - 4.04%
ConocoPhillips	8,000	685,840
Schlumberger Limited (b)	6,000	707,700
		1,393,540
Transportation Equipment Manufacturing - 1.35%
Ford Motor Company	27,000	465,480

TOTAL COMMON STOCKS
(Cost $14,892,860)		22,233,330

TRUST PREFERRED SECURITIES - 1.65%

Credit Intermediation and Related Activities - 1.65%
Wells Fargo & Company	500,000	571,250

TOTAL TRUST PREFERRED SECURITIES
(Cost $570,354)
		571,250

Wisconsin Capital Funds, Inc.
Plumb Balanced Fund
Schedule of Investments
June 30, 2014 (Unaudited) (Continued)

	Shares	Value
EXCHANGE-TRADED FUNDS - 2.75%

Funds, Trusts, and Other Financial Vehicles - 2.75%
Alerian MLP ETF	50,000	$950,000

TOTAL EXCHANGE-TRADED FUNDS
(Cost $823,882)		950,000

	Principal
	Amount
CORPORATE BONDS - 28.56%

Administrative and Support Services - 1.49%
Dun & Bradstreet
4.375%, 12/01/2022	$500,000	513,616

Beverage and Tobacco Product Manufacturing - 1.72%
Lorillard Tobacco Company
6.875%, 05/01/2020	500,000	594,909

Broadcasting (except Internet) - 1.55%
Time Warner Cable, Inc.
4.000%, 09/01/2021	500,000	534,952

Computer and Electronic Product Manufacturing - 1.57%
Nokia Corporation
5.375%, 05/15/2019 (b)	500,000	541,250

Credit Intermediation and Related Activities - 4.43%
Bank of America Corporation
5.000%, 05/10/2030 (c)	500,000	500,050
General Electric Capital Corporation
1.375%, 08/01/2017 (c)	500,000	503,146
Zions Bancorporation
3.700%, 02/15/2018	523,000	524,575
		1,527,771

Food Services and Drinking Places - 1.52%
Darden Restaurants, Inc.
4.500%, 10/15/2021	500,000	526,092

Wisconsin Capital Funds, Inc.
Plumb Balanced Fund
Schedule of Investments
June 30, 2014 (Unaudited) (Continued)

	Principal
	Amount	Value
CORPORATE BONDS (Continued)

Funds, Trusts, and Other Financial Vehicles - 1.50%
Senior Housing Properties Trust
4.300%, 01/15/2016	$500,000	$518,239

Health and Personal Care Stores - 0.98%
CVS Pass-Through Trust
6.943%, 01/10/2030	278,598	337,356

Merchant Wholesalers, Durable Goods - 1.58%
Ingram Micro, Inc.
5.250%, 09/01/2017	500,000	543,787

Oil and Gas Extraction - 4.08%
Petrobras International Finance Company
3.500%, 02/06/2017 (b)	500,000	514,500
Petrohawk Energy Corporation
7.250%, 08/15/2018	500,000	523,750
Plains Exploration & Production Company
6.625%, 05/01/2021	330,000	370,837
		1,409,087

Pipeline Transportation - 1.07%
Copano Energy, LLC
7.125%, 04/01/2021	325,000	368,458

Professional, Scientific, and Technical Services - 1.51%
Affiliated Computer Services
5.200%, 06/01/2015	500,000	520,929

Wisconsin Capital Funds, Inc.
Plumb Balanced Fund
Schedule of Investments
June 30, 2014 (Unaudited) (Continued)

	Principal
	Amount	Value
CORPORATE BONDS (Continued)

Securities, Commodity Contracts, and Other Financial
Investments and Related Activities - 5.56%
Citigroup, Inc.
1.579%, 04/25/2024 (c)	$500,000	$500,225
The Goldman Sachs Group, Inc.
3.000%, 10/30/2027 (c)	500,000	478,646
Morgan Stanley
5.000%, 10/15/2030 (c)	500,000	514,118
Morgan Stanley
4.053%, 12/01/2017 (c)	400,000	427,688
		1,920,677
TOTAL CORPORATE BONDS
(Cost $9,551,327)		$9,857,123

SHORT-TERM INVESTMENTS - 2.32%	Shares

Money Market Funds - 2.32%
STIT-STIC Prime Portfolio	799,145	799,145

TOTAL SHORT-TERM INVESTMENTS
(Cost $799,145)		799,145

Total Investments
(Cost $26,637,568) - 99.69%		34,410,848

Other Assets in Excess of Liabilities - 0.31%		105,636

TOTAL NET ASSETS - 100.00%		$34,516,484

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
(a) Non-income producing security.
(b) Foreign issued security.
(c) Variable rate security. The rate listed is as of June 30, 2014.

Wisconsin Capital Funds, Inc.
Plumb Balanced Fund
Schedule of Investments
June 30, 2014 (Unaudited) (Continued)

The cost basis of investments for federal income tax purposes at June 30, 2014 was as follows**:

Cost of investments	$26,637,568
Gross unrealized appreciation	7,834,652
Gross unrealized depreciation	(61,372)
Net unrealized appreciation	$7,773,280

**	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

The accompanying notes are an integral part of the schedule of investments.

Wisconsin Capital Funds, Inc.
Plumb Equity Fund
Schedule of Investments
June 30, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.83%

Administrative and Support Services - 2.21%
Priceline Group, Inc. (a)	420	$505,260

Air Transportation - 1.02%
Delta Air Lines, Inc.	6,000	232,320

Amusement, Gambling, and Recreation Industries - 2.00%
Las Vegas Sands Corporation	6,000	457,320

Beverage and Tobacco Product Manufacturing - 8.67%
Brown-Forman Corporation - Class B	4,000	376,680
Constellation Brands, Inc. - Class A (a)	11,000	969,430
Diageo PLC - ADR	5,000	636,350
		1,982,460

Broadcasting (except Internet) - 5.29%
Liberty Interactive Corporation (a)	7,500	220,200
Sirius XM Radio, Inc. (a)	125,000	432,500
The Walt Disney Company	6,500	557,310
		1,210,010

Chemical Manufacturing - 10.34%
Allergan, Inc.	3,500	592,270
Church & Dwight Company, Inc.	7,500	524,625
E.I. du Pont de Nemours and Company	8,500	556,240
Johnson & Johnson	6,600	690,492
		2,363,627

Computer and Electronic Product Manufacturing - 11.02%
Apple, Inc.	4,200	390,306
Medtronic, Inc.	8,500	541,960
Microchip Technology, Inc.	12,000	585,720
QUALCOMM, Inc.	8,000	633,600
Verifone Systems, Inc. (a)	10,000	367,500
		2,519,086

Couriers and Messengers - 2.69%
United Parcel Service, Inc. – Class B	6,000	615,960

Wisconsin Capital Funds, Inc.
Plumb Equity Fund
Schedule of Investments
June 30, 2014 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS (Continued)

Credit Intermediation and Related Activities - 10.13%
American Express Company	6,000	$569,220
Discover Financial Services	11,000	681,780
JPMorgan Chase & Company	7,500	432,150
Visa, Inc. - Class A	3,000	632,130
		2,315,280

Data Processing, Hosting, and Related Services - 2.64%
Fiserv, Inc. (a)	10,000	603,200

Food Manufacturing - 1.75%
The Hain Celestial Group, Inc. (a)	4,500	399,330

Insurance Carriers and Related Activities - 4.13%
American International Group, Inc.	11,500	627,670
Berkshire Hathaway, Inc. - Class B (a)	2,500	316,400
		944,070

Machinery Manufacturing - 2.53%
General Electric Company	22,000	578,160

Miscellaneous Manufacturing - 2.25%
Intuitive Surgical, Inc. (a)	1,250	514,750

Oil and Gas Extraction - 2.46%
Phillips 66	7,000	563,010

Other Information Services - 3.30%
Google Inc. - Class A (a)	700	409,269
Google Inc. - Class C (a)	600	345,168
		754,437

Petroleum and Coal Products Manufacturing - 1.14%
Chevron Corporation	2,000	261,100

Wisconsin Capital Funds, Inc.
Plumb Equity Fund
Schedule of Investments
June 30, 2014 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS (Continued)

Pipeline Transportation - 5.41%
Enbridge, Inc. (b)	16,000	$759,520
TransCanada Corporation (b)	10,000	477,200
		1,236,720

Professional, Scientific, and Technical Services - 4.48%
Cerner Corporation (a)	5,000	257,900
Exact Sciences Corporation (a)	45,000	766,350
		1,024,250

Rail Transportation - 2.82%
Kansas City Southern	6,000	645,060

Rental and Leasing Services - 1.93%
Ryder System, Inc.	5,000	440,450

Securities, Commodity Contracts, and Other Financial
Investments and Related Activities - 1.41%
The Charles Schwab Corporation	12,000	323,160

Support Activities for Mining - 6.72%
ConocoPhillips	8,000	685,840
Schlumberger Limited (b)	7,200	849,240
		1,535,080

Transportation Equipment Manufacturing - 2.49%
Ford Motor Company	33,000	568,920

TOTAL COMMON STOCKS
(Cost $15,516,615)		22,593,020

Wisconsin Capital Funds, Inc.
Plumb Equity Fund
Schedule of Investments
June 30, 2014 (Unaudited) (Continued)

	Shares	Value
SHORT-TERM INVESTMENTS - 1.23%

Money Market Funds - 1.23%
STIT-STIC Prime Portfolio	280,741	$280,741

TOTAL SHORT-TERM INVESTMENTS
(Cost $280,741)		280,741

Total Investments
(Cost $15,797,356) - 100.06%		22,873,761

Liabilities in Excess of Other Assets - (0.06)%		(14,500)

TOTAL NET ASSETS - 100.00%		$22,859,261

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
(a) Non-income producing security.
(b) Foreign issued security.
(c) Variable rate security. The rate listed is as of June 30, 2014.

The cost basis of investments for federal income tax purposes at June 30, 2014 was as follows**:

Cost of investments	$15,797,356
Gross unrealized appreciation	7,084,377
Gross unrealized depreciation	(7,972)
Net unrealized appreciation	$7,076,405

**	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

The accompanying notes are an integral part of the schedule of investments.

Wisconsin Capital Funds, Inc.
Notes to Schedules of Investments
June 30, 2014 (Unaudited)

Security Valuation

The Funds have adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the year. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining fair value of investments)

Equity securities, including common stocks, foreign issued common stocks, and exchange-traded funds, which are traded on an exchange are valued at the last sale price reported by the exchange on which the securities are primarily traded on the day of valuation. Nasdaq-listed securities are valued at their Nasdaq Official Closing Price. Equity securities not traded on a listed exchange or not traded using Nasdaq are valued as of the last sale price at the close of the U.S. market. If there are no sales on a given day for securities traded on an exchange, the latest bid quotation will be used. These securities will generally be classified as Level 1 securities.

Investments in mutual funds, including money market funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the funds and will be classified as Level 1 securities.

Debt securities, such as corporate bonds, are valued using a market approach based on information supplied by independent pricing services. The market inputs used by the independent pricing service include: benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers, and reference data including market research publications. Debt securities with remaining maturities of 60 days or less may be valued on an amortized cost basis, which involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating rates on the fair value of the instrument. To the extent the inputs are observable and timely, these debt securities will generally be classified as Level 2 securities.

Any securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Advisor pursuant to procedures established under the general "supervision and responsibility of the Funds’ Board of Directors and will be classified as Level 3 securities."

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Wisconsin Capital Funds, Inc.
Notes to Schedules of Investments
June 30, 2014 (Unaudited) (Continued)

The following is a summary of the inputs used, as of June 30, 2014, to value the Funds’ investments carried at fair value:

Description	Level 1	Level 2	Level 3	Total
The Plumb Balanced Fund
Investments in:
Common Stock*	$22,233,330	$-	$-	$22,233,330
Trust Preferred Securities*	-	571,250	-	$571,250
Exchange-Traded Funds*	950,000	-	-	950,000
Corporate Bonds*	-	9,857,123	-	9,857,123
Money Market Funds	799,145	-	-	799,145
Total	$23,982,475	$10,428,373	$-	$34,410,848

Description	Level 1	Level 2	Level 3	Total
The Plumb Equity Fund
Investments in:
Common Stock*	$22,593,020	$-	$-	$22,593,020
Money Market Funds	280,741	-	-	280,741
Total	$22,873,761	$-	$-	$22,873,761

* For detailed industry descriptions, refer to the Schedules of Investments.

The Funds did not hold any investments during the period with significant unobservable inputs which would be classified as Level 3. As of and during the period ending June 30, 2014, no securities were transferred into or out of Level 1 or Level 2. It is the Funds' policy to consider transfers into or out of any level as of the end of the reporting period.

Item 2. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Vice President/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Wisconsin Capital Funds, Inc.

By (Signature and Title)* /s/ Thomas G. Plumb

Thomas G. Plumb, President

(Principal Executive Officer)

Date _August 19, 2014____________

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Thomas G. Plumb

Thomas G. Plumb, President

(Principal Executive Officer)

Date _August 19, 2014____________

By (Signature and Title)* /s/ Timothy R. O’Brien

Timothy R. O’Brien, Chief Financial Officer

(Principal Accounting Officer)

Date _August 19, 2014____________

* Print the name and title of each signing officer under his or her signature.